091-08864

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 15 2010
DIVISION OF TRADING & MARKETS

[redacted]

10047497

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
SSGA Funds Management Inc

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

XLP: Consumer Staples Select Sector Index; XLU: Utilities Select Sector Index; XLV: Health Care Select Sector Index; XLY: Consumer Discretionary Select Sector Index; XME: S&P Metals & Mining Select Industry Index; XOP: S&P Oil & Gas Exploration & Production Select Industry Index; XPH: S&P Pharmaceuticals Select Industry Index; XRT: S&P Retail Select Industry Index; XSD: S&P Semiconductor Select Industry Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 9 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
XLP, XLU, XLV, XLY, XME, XOP, XPH, XRT, XSD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

XLP: AMEX, ARCA, NASDAQ, NYSE; XLU: AMEX, ARCA, NASDAQ, NYSE; XLV: AMEX, ARCA, NASDAQ, NYSE; XLY: AMEX, ARCA, NASDAQ, NYSE; XME: AMEX, ARCA, NASDAQ, NYSE; XOP: AMEX, ARCA, NASDAQ, NYSE; XPH: AMEX, ARCA, NASDAQ, NYSE; XRT: AMEX, ARCA, NASDAQ, NYSE; XSD: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**14-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 15 2010